Segment reporting - Summarized financial information (Details) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)		Dec. 31, 2022 USD ($) [2]
Geographical information
Number of operating segments | segment				4
Number of reportable segments | segment				4
Revenues from external customers	$ 546,204	$ 467,683	[1]	$ 1,148,732	$ 913,815	[1]
Segment Adjusted EBITDA	303,710	239,176		639,254	484,048
Depreciation and amortization	(116,494)	(114,859)		(235,450)	(222,699)
Net gain/(loss) on disposal of property, plant and equipment	(168)	(13,617)		566	(13,784)
Insurance claims	133	466		278	1,616
Net (impairment)/reversal of impairment of property, plant and equipment and prepaid land rent	(935)	3,514		(5,081)	1,331
Impairment of withholding tax receivables	(13,349)	(12,932)		(24,604)	(27,717)
Business combination transaction costs	(27)	(5,679)		(1,486)	(14,039)
Other costs	(2,673)			(4,848)	(514)
Share-based payment expense	(3,628)	(2,051)		(6,917)	(5,625)
Finance income	8,373	3,895	[1]	13,160	45,667	[1]
Finance costs	(1,366,012)	(261,886)	[1]	(1,542,979)	(380,902)	[1]
Other income	28	2,501		58	2,521
Loss before income tax	(1,191,042)	(161,472)	[1]	(1,168,049)	(130,097)	[1]
Segment assets	5,684,342			5,684,342			$ 6,320,733
Segment liabilities	4,933,595			4,933,595			$ 4,960,503
Consulting fees relating to corporate structures and operating systems	1,200			2,800
Non-recurring consulting fees	1,000			1,000
Professional costs related to financing				200
Elimination of intersegment amounts
Geographical information
Revenues from external customers				0
Nigeria
Geographical information
Revenues from external customers	364,592	321,125		789,570	641,781
Segment Adjusted EBITDA	238,448	183,698		510,327	386,717
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	137,078	72,039		217,165	128,189
Segment assets	1,598,556	2,279,885		1,598,556	2,279,885
Segment liabilities	910,389	922,197		910,389	922,197
SSA
Geographical information
Revenues from external customers	123,393	94,902		245,553	180,530
Segment Adjusted EBITDA	62,933	52,990		128,417	99,989
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations		719,219			719,219
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	25,209	39,254		52,980	52,171
Segment assets	1,542,837	1,736,548		1,542,837	1,736,548
Segment liabilities	838,874	964,570		838,874	964,570
Latam
Geographical information
Revenues from external customers	48,344	42,780		93,993	74,013
Segment Adjusted EBITDA	35,330	30,904		66,502	53,017
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations					386,460
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	56,214	23,918		99,139	51,126
Segment assets	2,074,469	1,948,501		2,074,469	1,948,501
Segment liabilities	633,811	599,485		633,811	599,485
MENA
Geographical information
Revenues from external customers	9,875	8,876		19,616	17,491
Segment Adjusted EBITDA	5,384	4,170		9,050	7,788
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	5,485	7,691		8,812	12,346
Segment assets	178,333	176,422		178,333	176,422
Segment liabilities	111,541	105,967		111,541	105,967
Other
Geographical information
Segment Adjusted EBITDA	$ (38,385)	$ (32,586)		$ (75,042)	$ (63,463)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.